Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2020	Jun. 30, 2019	Apr. 26, 2017	Jul. 11, 2016
Statement of Financial Position [Abstract]
Common stock, par or stated value per share	$ 0.002	$ 0.002	$ 0.002	$ 0.002
Common stock, shares authorized	100,000,000	100,000,000	100,000,000	15,000,000
Common stock, shares issued	25,913,631	25,913,631	15,000,000
Common stock, shares outstanding	25,913,631	25,913,631	15,000,000